Right-of-Use Assets and Leases - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Total cash outflow for leases	¥ 1.5	¥ 0.8	¥ 0.5
Taicang, Jiangsu Province, PRC
Disclosure of quantitative information about right-of-use assets [line items]
Research, development and administration facility lease expiration period	Apr. 30, 2023
San Diego, California
Disclosure of quantitative information about right-of-use assets [line items]
Executive and adminisitration office lease expiration period	2025-04